Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues																	$ 4,947	$ 4,384	$ 4,094
HOST HOTELS & RESORTS, INC.
Quarterly Financial Information [Line Items]
Revenues	1,131		1,284		891		993		1,102		812		1,641		1,477		4,947	4,384	4,094
Operating profit (loss)	54		151		(3)		23		110		(1)		123		91		325	223	150
Income (loss) from continuing operations	(36)		66		(60)		(61)		20		(82)		19		(5)		(11)	(128)	(196)
Income (loss) from discontinued operations	1		(2)						(1)		(2)		(3)		(1)		(5)	(4)	(62)
Net income (loss)	(35)		64		(60)		(61)		19		(84)		16		(6)		(16)	(132)	(258)
Net income (loss) attributable to reporting entity	(33)		62		(60)		(58)		18		(84)		17		(6)		(15)	(130)	(252)
Net income (loss) available to common stockholders	(33)		62		(60)		(58)		12		(86)		17		(6)		(15)	(138)	(261)
Basic income (loss) per common share:
Continuing operations	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.03		$ (0.01)		$ (0.01)	$ (0.20)	$ (0.34)
Discontinued operations													$ (0.01)				$ (0.01)	$ (0.01)	$ (0.11)
Net income (loss)	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.21)	$ (0.45)
Diluted income (loss) per common share:
Continuing operations	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.03		$ (0.01)		$ (0.01)	$ (0.20)	$ (0.34)
Discontinued operations													$ (0.01)				$ (0.01)	$ (0.01)	$ (0.11)
Net income (loss)	$ (0.05)		$ 0.09		$ (0.09)		$ (0.09)		$ 0.02		$ (0.13)		$ 0.02		$ (0.01)		$ (0.02)	$ (0.21)	$ (0.45)
HOST HOTELS & RESORTS L.P.
Quarterly Financial Information [Line Items]
Revenues																	4,947	4,384	4,094
Operating profit (loss)																	325	223	150
Income (loss) from continuing operations																	(11)	(128)	(196)
Income (loss) from discontinued operations																	(5)	(4)	(62)
Net income (loss)																	(16)	(132)	(258)
Net income (loss) attributable to reporting entity	(34)	[1]	63	[1]	(61)	[1]	(59)	[1]	18	[1]	(85)	[1]	17	[1]	(6)	[1]	(15)	(132)	(257)
Net income (loss) available to common unitholders	$ (34)	[1]	$ 63	[1]	$ (61)	[1]	$ (59)	[1]	$ 12	[1]	$ (87)	[1]	$ 17	[1]	$ (6)	[1]	$ (15)	$ (140)	$ (266)
Basic income (loss) per common unit:
Continuing operations	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.03	[1]	(0.01)	[1]	(0.01)	(0.21)	(0.34)
Discontinued operations		[1]		[1]		[1]		[1]		[1]		[1]	(0.01)	[1]		[1]	(0.01)		(0.10)
Net income (loss)	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.44)
Diluted income (loss) per common unit:
Continuing operations	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.03	[1]	(0.01)	[1]	(0.01)	(0.21)	(0.35)
Discontinued operations		[1]		[1]		[1]		[1]		[1]		[1]	(0.01)	[1]		[1]	(0.01)		(0.10)
Net income (loss)	(0.05)	[1]	0.09	[1]	(0.09)	[1]	(0.09)	[1]	0.02	[1]	(0.14)	[1]	0.02	[1]	(0.01)	[1]	(0.02)	(0.21)	(0.45)

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.